Note E - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2016	2015
Land	$2,348	$2,055
Buildings	13,247	10,890
Leasehold improvements	1,238	2,066
Furniture and equipment	5,085	4,334
	21,918	19,345
Less accumulated depreciation	9,135	8,941
Total premises and equipment	$12,783	$10,404

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2017	$332
2018	181
2019	54
2020	49
2021	25
$641